Share-Based Payments (Details 3) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Beginning Balance	2,109,840	273,056	273,056
Number of Shares, Granted	0	1,849,285	0
Number of Shares, Exercised	0	0	0
Number of Shares, Forfeited		0	0
Number of Shares, Expired	0	(12,500)	0
Number of Shares, Ending Balance	2,109,840	2,109,840	273,056	273,056
Weighted Average Exercise Price, Beginning Balance	$ 5.54	$ 7.32	$ 7.32
Weighted Average Exercise Price, Granted	0	5.64	0
Weighted Average Exercise Price, Exercised	0	0	0
Weighted Average Exercise Price, Forfeited		0	0
Weighted Average Exercise Price, Expired	0	0	0
Weighted Average Exercise Price, Ending Balance	$ 5.54	$ 5.54	$ 7.32	$ 7.32
Weighted Average Remaining Contractual Life (Years), Balance	3 years 10 months 24 days	4 years 7 months 6 days	2 years 10 months 24 days	3 years 10 months 24 days
Weighted Average Remaining Contractual Life (Years), Granted		4 years 10 months 24 days
Aggregate Intrinsic Value, Beginning Balance	$ 3,764,871	$ 984,333	$ 0
Aggregate Intrinsic Value, Granted	0	3,108,271
Aggregate Intrinsic Value, Ending Balance	$ 0	$ 3,764,871	$ 984,333	$ 0